Simple Agreements for Future Equity	9 Months Ended
Sep. 30, 2021
Simple Agreements For Future Equity [Abstract]
Simple Agreements for Future Equity
4. Simple Agreements for Future Equity
Between April 2020 and December 2020, the Company entered into several SAFEs with certain investors, pursuant to which the Company received funding of $7.1 million in cash in exchange for 4,151,942 SAFE shares providing the investors the right to receive shares of the Company’s capital stock.
The 2020 SAFEs contained a number of conversion and redemption provisions, including settlement upon liquidity or dissolution events. The 2020 SAFEs required that the Company issue equity to the SAFE holders in exchange for their investment upon an equity financing. An equity financing was defined as a transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issued and sold preferred stock at a fixed valuation. The number of shares to be received by the 2020 SAFE investors was determined as the greater of the SAFE purchase amount divided by (i) the lowest price per share of the Series A preferred stock or (ii) the SAFE purchase amount divided by the SAFE price per share. A liquidity event meant a change in control, a direct listing, or an Initial Public Offering. In a liquidity or dissolution event, the investors’ right to receive cash out was junior to payment of outstanding indebtedness and creditor claims, on par for other SAFEs and preferred stock, and senior to common stock. The 2020 SAFEs had no interest rate or maturity date, and the 2020 SAFE investors had no voting right prior to conversion.
As of December 31, 2020, the 2020 SAFEs had not yet converted as an equity financing had not yet occurred. The Company determined that the 2020 SAFEs should be recorded as a liability at fair value on the Company’s balance sheet and remeasured at each reporting date. As of December 31, 2020, the fair value of the 2020 SAFEs was $14.8 million. Due to a short period where the Company expected these to be converted, the Company recorded the entire amount of $14.8 million as a short-term liability. The Company recorded changes in the fair value of the 2020 SAFEs in other expense in the statements of operations and comprehensive loss, which was $7.7 million for the period between the initial SAFE issuance in April 2020 and December 31, 2020. See Note 3 — Fair Value Measurements.
Between April 2020 and September 2020, the Company entered into two SAFEs with certain investors, pursuant to which the Company received funding of approximately $5.0 million in cash in exchange for the investors right to receive shares of the Company’s capital stock. As of September 30, 2020, the fair value of the 2020 SAFEs was determined to be approximately $5.9 million. The Company recorded changes in the fair value of the 2020 SAFEs in other expense in the statements of operations and comprehensive loss, which was $0.9 million for the period between the initial SAFE issuance in April 2020 and September 30, 2020.
The 2020 SAFEs were automatically converted on January 19, 2021 into 2,818,034 shares of Series
A-1
preferred stock, 605,850 shares of Series
A-2
preferred stock and 728,058 shares of Series
A-3
preferred stock with an aggregate fair value of $14.8 million based on the conversion ratio described in each respective SAFE agreement. The conversion price was $1.2420 for the Series
A-1
preferred stock, $2.4841 for the Series
A-2
preferred stock and $2.8981 for the Series
A-3
preferred stock.